UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ X ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2005

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 2) we included Rochester Limited Term NY Muni Fund (LTNYX) and we should not have, and 3) we included the Dreyfus A Bonds Plus fund and we should not have. The
Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
221275
4514903
SH

SOLE

3611633
0
903270
Allstate Corp.
Common
020002101
235955
3949036
SH

SOLE

3173956
0
775080
American Express Co.
Common
025816109
1202
22575
SH

SOLE

10975
0
11600
American International Group
Common
026874107
210574
3624345
SH

SOLE

2890237
0
734108
Apache Corp.
Common
037411105
2975
46050
SH

SOLE

11550
0
34500
Bank of America Corp.
Common
060505104
206712
4532158
SH

SOLE

3599072
0
933086
Bank Of New York
Common
064057102
259
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
6680
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
144
14000
SH

SOLE

14000
0
0
BP
Sponsored ADR
055622104
369
5920
SH

SOLE

0
0
5920
Career Education Corp.
Common
141665109
155106
4236710
SH

SOLE

3434610
0
802100
Cendant Corp.
Common
151313103
306237
13689614
SH

SOLE

11006364
0
2683250
Chevron Corp
Common
166764100
244648
4374968
SH

SOLE

3497818
0
877150
Chubb Corp.
Common
171232101
196140
2291092
SH

SOLE

1847382
0
443710
Citigroup Inc.
Common
172967101
234867
5080406
SH

SOLE

4026670
0
1053736
Comcast Corp. Special Cl A
Class A Spl.
20030N200
306293
10226812
SH

SOLE

8162602
0
2064210
ConocoPhillips
Common
20825c104
337
5856
SH

SOLE

0
0
5856
CVS Corp.
Common
126650100
239936
8253739
SH

SOLE

6664399
0
1589340
Devon Energy Corp.
Common
25179M103
260593
5141923
SH

SOLE

4148733
0
993190
Dupont De Nemours
Common
263534109
187674
4363502
SH

SOLE

3467066
0
896436
EBAY INC COM
Common
278642103
413
12500
SH

SOLE

12500
0
0
Emerson Electric
Common
291011104
192560
3074564
SH

SOLE

2447294
0
627270
Exelon Corp.
Common
30161n101
243509
4743992
SH

SOLE

3813802
0
930190
Fannie Mae
Common
313586109
198211
3394028
SH

SOLE

2656913
0
737115
First Data Corp.
Common
319963104
143602
3577520
SH

SOLE

2867880
0
709640
Ford Motor Co.
Common
345370860
394
38489
SH

SOLE

28000
0
10489
Gannett Inc.
Common
364730101
136482
1918764
SH

SOLE

1527594
0
391170
General Electric
Common
369604103
203260
5866088
SH

SOLE

4656237
0
1209851
GlaxoSmithKline
Sponsored ADR
37733W105
778
16032
SH

SOLE

2276
0
13756
Goldman Sachs Group
Common
38141G104
2781
27260
SH

SOLE

26560
0
700
HCA Inc.
Common
404119109
180774
3189937
SH

SOLE

2555747
0
634190
Honeywell
Common
438516106
139231
3801016
SH

SOLE

3060436
0
740580
J.P. Morgan Chase & Co.
Common
46625h100
452
12797
SH

SOLE

5497
0
7300
Liberty Media Corp.
Common
530718105
172928
16970371
SH

SOLE

13594007
0
3376364
Lilly (Eli) & Co.
Common
532457108
446
8000
SH

SOLE

8000
0
0
Merrill Lynch
Common
590188108
131534
2391084
SH

SOLE

1894874
0
496210
Microsoft Corp.
Common
594918104
201
8100
SH

SOLE

3100
0
5000
Morgan Stanley Dean Witter
Common
617446448
166433
3171962
SH

SOLE

2511042
0
660920
MuniEnhanced Fund
Common
626243109
273
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
669
43900
SH

SOLE

43900
0
0
Nextel Comm. Cl A
Class A
65332V103
234988
7272930
SH

SOLE

5830080
0
1442850
Nuveen Insured Municipal Opportunity Fund
Common
670984103
376
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
281
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
262948
11512613
SH

SOLE

9299923
0
2212690
Pfizer Inc.
Common
717081103
109642
3975420
SH

SOLE

3197600
0
777820
Pitney Bowes Inc.
Common
724479100
198754
4563821
SH

SOLE

3615531
0
948290
Pulte Homes Inc.
Common
745867101
199816
2371700
SH

SOLE

1913300
0
458400
SBC Communications
Common
78387G103
208
8776
SH

SOLE

0
0
8776
Stanley Works
Common
854616109
280
6153
SH

SOLE

6153
0
0
Time Warner Inc.
Common
887317105
287742
17219755
SH

SOLE

13796445
0
3423310
United Technologies
Common
913017109
178532
3476758
SH

SOLE

2792278
0
684480
Verizon Communications
Common
92343v104
527
15240
SH

SOLE

4200
0
11040
Walt Disney Productions
Common
254687106
361
14350
SH

SOLE

14350
0
0
Washington Mutual
Common
939322103
166881
4101279
SH

SOLE

3261589
0
839690
Wellpoint
Common
94973v107
184810
2653788
SH

SOLE

2129828
0
523960
Xerox
Common
984121103
133356
9670520
SH

SOLE

7713350
0
1957170
YUM! Brands
Common
988498101
109458
2101722
SH

SOLE

1690532
0
411190


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$ 7,001,866

List of Other Included Managers:

No.	13F File Number	Name

None